CAPITAL STOCK - Additional Information, Restricted Share Units and Awards (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	4 years
Stock-based compensation expense	$ 66.4	$ 89.7	$ 68.9
Non Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1.1	1.1
Restricted Share Units & Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	4 years
Restricted stock units and awards, granted (in shares)	368,059	445,958	413,330
Weighted average grant date fair value, granted (USD per share)	$ 80.68	$ 70.30	$ 65.20
Stock-based compensation expense	32.6	34.8	33.1
Tax benefit received in the period shares were delivered	20.8
Stock-based compensation, tax benefit	4.9	3.7	3.8
Unrecognized pre-tax compensation expense	46.0
Unrecognized pre-tax compensation expense, weighted average recognition period	4 years
Total fair value of shares vested	$ 63.0	$ 37.8	$ 32.8